Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Partner Worldwide Allocation Portfolio

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Victory Capital Management Inc. (“Victory”) as the subadviser to the portion of Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Portfolio.

1.	The fourth and fifth sentences of the last paragraph of “Principal Strategies” in the ‘Summary Section” will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.

Thrivent Partner Worldwide Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Partner Worldwide Allocation Portfolio

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. (“GSAM”) will replace Victory Capital Management Inc. (“Victory”) as the subadviser to the portion of Thrivent Partner Worldwide Allocation Portfolio (the “Portfolio”) that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Portfolio.

1.	The fourth and fifth sentences of the last paragraph of “Principal Strategies” in the ‘Summary Section” will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.